Exhibit (n)

MONTHLY CERTIFICATEHOLDERS' STATEMENT DISCOVER CARD MASTER TRUST I Series 2007-3, Subseries 1 Monthly Statement Class A Certificate CUSIP # 254708AA8 Class B Certificate CUSIP # 254708AB6

Distribution Date: September 15, 2009

Month Ending: August 31, 2009

Pursuant to the Series Supplement dated as of May 3, 2007, as amended, (the 'Series Supplement') relating to the

Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on May 3, 2007 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2007-3, Subseries 1 on this Distribution Date (per $1000 of Class Initial Investor Interest)
	Series 2007-3, Subseries 1				Total	Interest	Principal
		Class A	29 days at	0.28281000%	$0.227819164	$0.227819164	$0.000000000
		Class B	29 days at	0.40281000%	$0.324485880	$0.324485880	$0.000000000

	Interest Accrual Period: from and including August 17, 2009 to but excluding September 15, 2009
	LIBOR Determination Date: August 13, 2009

2.	Principal Receivables for August, 2009				Beginning Principal Balances	Ending Principal Balances
	(a)	Aggregate Investor Interest			$25,086,474,307.00		$25,086,474,307.00
		Seller Interest			$12,510,393,018.66		$12,347,821,246.42
		Total Master Trust			$37,596,867,325.66		$37,434,295,553.42
	(b)	Group One Investor Interest			$25,086,474,307.00		$25,086,474,307.00
	(c)	Group One Investor Interest for Interchange Series			$25,086,474,307.00		$25,086,474,307.00
	(d)	Series 2007-3, Subseries 1 Investor Interest			$1,157,895,000.00		$1,157,895,000.00
	(e)	Class A Investor Interest			$1,100,000,000.00		$1,100,000,000.00
		Class B Investor Interest			$57,895,000.00		$57,895,000.00
	(f)	Total Master Trust # of Accounts			26,183,509		25,696,454
	(g)	Minimum Principal Receivables Balance at the end of the month (1)					$26,974,703,555.91
	(h)	Amount by which Master Trust Principal Receivables
		exceed the Minimum Principal Receivables Balance at the end of the month					$10,459,591,997.51

3.	Allocation of Receivables and other amounts collected during August, 2009
		Finance Charge Collections		Principal Collections	Interchange
	(a)	Allocation between Investors and Seller:
		Aggregate Investor Allocation	$342,779,926.18	$4,509,260,802.81	$75,491,716.16
		Seller Allocation	$170,941,997.56	$2,248,737,426.92	$37,647,200.88
	(b) Group One Allocation		$342,779,926.18	$4,509,260,802.81	$75,491,716.16
	(c)	Series 2007-3, Subseries 1 Allocation	$15,821,607.80	$208,132,829.48	$3,484,452.36
	(d)	Class A Allocation	$15,030,476.04	$197,725,512.21	$3,310,218.43
		Class B Allocation	$791,131.76	$10,407,317.27	$174,233.93
	(e)	Group One Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	15.52%	N/A		3.61%
	(f)	Series 2007-3, Subseries 1 Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	15.52%	N/A		3.61%

					August, 2009
	(g)	Principal Collections as a monthly percentage of Master Trust Receivables
		at the beginning of August, 2009				17.75%
	(h)	Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of August, 2009				1.35%
	(i)	Total Collections as a monthly percentage of Master Trust Receivables
		at the beginning of August, 2009				19.10%
	(j)	Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of August, 2009				0.30%
	(k)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of August, 2009				19.39%
	(l)	Trust Collections deposited for the month (2)		Prior Month	August, 2009
				$1,103,507,252.16	$310,578,018.32

4.	Information Concerning the Series Principal Funding Account ("SPFA")
		Beginning	Deposits into the SPFA	Deficit Amount on	Ending	Investment
		SPFA Balance	on this Distribution Date	this Distribution Date	SPFA Balance	Income
	Series 2007-3, Subseries 1	$0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

5.	Information Concerning Amount of Controlled Liquidation Payments
		Amount Paid on this	Deficit Amount on this		Total Payments through
		Distribution Date	Distribution Date		this Distribution Date
	Series 2007-3, Subseries 1	$ 0.00		$ 0.00		$0.00

6.	Information Concerning the Series Interest Funding Account ("SIFA")
			Beginning	Interest	Deposits into the SIFA	Ending
			SIFA Balance	Shortfall	on this Distribution Date	SIFA Balance
	Series 2007-3, Subseries 1		$ 0.00	$ 0.00	$ 269,387.19	$ 0.00
7.	Pool Factors for August, 2009
	Class A					1.00000000
	Class B					1.00000000

8.	Investor Charged-Off Amount
						Cumulative Investor
					August, 2009	Charged-Off Amount
	(a)	Group One			$209,739,172.83	$0.00
	(b)	Series 2007-3, Subseries 1			$9,680,878.85	$0.00
	(c)	Class A			$9,196,803.47	$0.00
		Class B			$484,075.38	$0.00
	(d)	As an annualized percentage of
		Principal Receivables at the
		beginning of August, 2009			10.03%	N/A
9.	Investor Losses for August, 2009					Per $1,000 of Initial
					Total	Series Investor Interest
	(a)	Group One			$0.00	$0.00
	(b)	Series 2007-3, Subseries 1			$0.00	$0.00
	(c)	Class A			$0.00	$0.00
		Class B			$0.00	$0.00
10. Reimbursement of Investor Losses for August, 2009						Per $1,000 of Initial
					Total	Series Investor Interest
	(a)	Group One			$0.00	$0.00
	(b)	Series 2007-3, Subseries 1			$0.00	$0.00
	(c)	Class A			$0.00	$0.00
		Class B			$0.00	$0.00

11. Aggregate Amount of Unreimbursed Investor Losses for August, 2009
			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2007-3, Subseries 1	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00

12. Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
(a)	Group One		$41,810,790.53
(b)	Series 2007-3, Subseries 1		$1,929,825.00
(c)	Class A		$1,833,333.33
	Class B		$96,491.67

13. Class A Available Subordinated Amount (Note: does not include Subordinate Series)
	Prior Distribution Date		Current Distribution Date
Series 2007-3, Subseries 1, Class B
(a) Total		$144,736,875.00	$144,736,875.00
(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%

14. Amounts Available from Subordinate Series to this Series on this Distribution Date
	Prior Distribution Date		Current Distribution Date
(a)	Available Subordinated Amount
	of Subordinate Series (after Usage) for Series 2007-3, Subseries 1	$80,495,374.00	$80,495,374.00
(b)	Usage of Subordinate Series for Series 2007-3,	$0.00	$0.00
	Subseries 1
(c)	Subordinate Series Collections and
	Interchange available to Series 2007-3,		$15,676,824.30
	Subseries 1
(d)	Subordinate Series Collections
	and Interchange used by Series 2007-3, Subseries 1
	to pay interest, Monthly Servicing Fee or
	reimburse the Investor Charged-off Amount		$0.00
(e)	Subordinate Series Allocable Principal
	Collections used by Series 2007-3, Subseries 1 to pay
	principal		$0.00

15.	Total Available Credit Enhancement Amounts (Note: does not include Subordinate Series)
				Class B Balance on	Class B Balance on
				Prior Distribution Date	Current Distribution Date
	(a)	Maximum Amount		$86,842,125.00	$86,842,125.00
	(b)	Available Amount		$86,842,125.00	$86,842,125.00
	(c)	Amount of unreimbursed Drawings on Credit
		Enhancement			$0.00
	(d)	Credit Enhancement Fee payable to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement			$22,789.43
	(e)	Credit Enhancement Fee paid to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement			$22,789.43
16.	Delinquency Summary
	Master Trust Receivables Outstanding at the end of August, 2009				$37,923,087,629.28
			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	90,239	$577,516,040.92	1.52%
		60-89 Days	60,969	$415,024,410.94	1.09%
		90-119 Days	52,103	$374,534,601.92	0.99%
		120-149 Days	44,094	$331,437,064.45	0.87%
		150-179 Days	42,543	$332,069,306.28	0.88%
		180+ Days	0	$0.00	0.00%

		Total	289,948	$2,030,581,424.51	5.35%
					Annualized
17.	Excess Spread applicable to this Distribution Date(3)			Amount	Percentage
	(a)	Group One (4)		$140,314,800.14	6.71%
	(b)	Group One three-month rolling average		$112,988,664.46	5.37%
	(c)	Interchange Subgroup (5)		$140,314,800.14	6.71%
	(d)	Interchange Subgroup three-month rolling average		$129,807,609.58	6.44%
	(e)	Series 2007-3, Subseries 1 (6)		$7,403,179.69	7.67%
	(f)	Series 2007-3, Subseries 1 three-month rolling average		$7,211,581.52	7.47%
18.	Investor Principal Charge-Offs on this Distribution Date(7)			Amount	Rate
	(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of August, 2009)		$209,739,172.83	10.03%
	(b)	Recoveries (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of August, 2009)		$18,313,215.95	0.88%
	(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of August, 2009)		$191,425,956.88	9.16%

U.S. Bank National Association as Trustee

By:________________________________

Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group Excess Spread Percentage (Item 17(a)), the Interchange Subgroup Excess Spread Percentage (Item 17(c)) and the Series Excess Spread Percentage (Item 17(e)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess Spreads are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses for series or subseries, if any, with negative Series Excess Spreads.

Funds remaining after reallocation are distributed to Discover Bank for its general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve and divided by the aggregate investor interest for all series, including subseries, in the Group as of the beginning of the related due period.

(5) Beginning with the month ending July 31, 2009 and the related Distribution Date on August 17, 2009, the Interchange Subgroup Excess Spread Percentage will equal the Group Excess Spread Percentage (see footnote (4) above). The 3-month rolling average Group Excess Spread Percentage will continue to be lower than the Interchange Subgroup Excess Spread Percentage until the Distribution Date in October 2009.

(6) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class of this Subseries (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Subseries (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 15(d)), in each case for this Distribution Date. Beginning with the month ending July 31, 2009 and related Distribution Date on August 17, 2009, all outstanding series are Interchange Series or include provisions for an Interchange Series Trigger Date, and as a result, interchange will not be deducted from series excess spread for purposes of calculating Group Excess Spread. The 3-month rolling average Group Excess Spread Percentage will continue to be lower than the Interchange Subgroup Excess Spread Percentage until the Distribution Date in October 2009. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve and divided by the Series Investor Interest for this Subseries as of the beginning of the related due period.

(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

MASTER SERVICER'S CERTIFICATE STATEMENT DISCOVER CARD MASTER TRUST I Series 2007-3, Subseries 1 Monthly Statement CREDIT CARD PASS-THROUGH CERTIFICATES

     The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement dated as of May 3, 2007, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2007-3, Subseries 1 Master Trust Certificates for the Distribution Date occurring on September 15, 2009:

1.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3.	The aggregate amount of Collections processed during August, 2009
	is equal to	$7,271,720,153.47
4.	The aggregate amount of Class A Principal Collections processed during August, 2009
	is equal to	$197,725,512.21
5.	The aggregate amount of Class A Finance Charge Collections processed during August, 2009
	is equal to	$15,030,476.04
6.	The aggregate amount of Class A Interchange processed during August, 2009
	is equal to	$3,310,218.43
7.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
	(a) with respect to the Class A Required Amount Shortfall is equal to	$0.00
	(b) with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
8.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
	equal to	$250,601.08

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9.	The aggregate amount of Class B Principal Collections processed during August, 2009
	is equal to	$10,407,317.27
10.	The aggregate amount of Class B Finance Charge Collections processed during August, 2009
	is equal to	$791,131.76
11.	The aggregate amount of Class B Interchange processed during August, 2009
	is equal to	$174,233.93
12.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
	(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
	(b) with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
13.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
	equal to	$18,786.11

14.	The amount of drawings under the Credit Enhancement required to be made and not immediately
	reimbursed on the related Drawing Date pursuant to the Series Supplement:
	(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
	(b) with respect to the Class B Cumulative Investor Charged-off Amount is equal to	$0.00
	(c) with respect to the Class B Investor Interest is equal to	$0.00
15.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement with respect to the
	Principal Distribution Amount Shortfall is equal to	$0.00

16.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of September, 2009.

Series 2007-3, Subseries 1

DISCOVER BANK as Master Servicer

By:________________________________ Vice President, Chief Financial Officer and Treasurer

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